Financial Assets and Financial Liabilities - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
2.15% Secured Loan
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Loan secured by permanent guarantee	€ 10,000,000
Loan repayable quarterly Installment	312,500
Undrawn available amount	1,000,000
2.15% Secured Loan | Land and Buildings
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Loan secured by land and buildings	10,000,000	€ 10,000,000
2.08% Bank Loan
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Loan secured by permanent guarantee	9,450,000	€ 9,450,000
Loan repayable quarterly Installment	286,400
Undrawn available amount	1,850,000
2.08% Bank Loan | Land and Buildings
Disclosure Of Redesignated Financial Assets And Liabilities [Line Items]
Loan secured by land and buildings	€ 9,450,000